Regulation	12 Months Ended
Dec. 31, 2018
Regulated Operations [Abstract]
Regulation
REGULATION

General

The earnings of the Corporation's regulated utilities are determined under cost of service ("COS") regulation, with some using performance-based rate setting ("PBR") mechanisms.

Under COS regulation the regulator sets customer rates to permit a reasonable opportunity for the timely recovery of estimated costs of providing service, including a fair rate of return on a regulatory deemed or targeted capital structure applied to an approved regulatory asset value ("rate base"). The ability to recover prudently incurred costs of providing service and earn the regulator‑approved rate of return on common shareholders' equity ("ROE") and/or rate of return on rate base assets ("ROA") may depend on achieving the forecasts established in the rate-setting process. Usage of a historical test year may cause regulatory lag between when costs are incurred and when they are reflected in customer rates.

When PBR mechanisms are utilized in determining customer rates, a formula is generally applied that incorporates inflation and assumed productivity improvements for a set term. PBR mechanisms should allow a utility a reasonable opportunity to recover prudently incurred costs and earn its allowed ROE or ROA.

The Corporation's regulated utilities, where applicable, are permitted by their respective regulators to flow through to customers, without markup, the cost of natural gas, fuel and/or purchased power through base customer rates and/or the use of rate stabilization and other mechanisms (Note 9).
ITC

ITC is regulated by the Federal Energy Regulatory Commission ("FERC") under the Federal Power Act (United States). Rates are set annually, using FERC-approved cost-based formula rate templates, and remain in effect for one year, which provides timely cost recovery. An annual true-up mechanism compares actual revenue requirements to billed revenues, and any variances are accrued and reflected in future rates within a two-year period. The formula rates do not require annual FERC approvals, although inputs remain subject to legal challenge by customers with FERC. ITC's rates reflect an allowed ROE ranging from 11.07% to 12.16% on a capital structure of 60% common equity for 2018 (ROE range of 11.32% to 12.16% and 60% common equity for 2017).

Incentive Adder Complaint
In April 2018 a third-party complaint was filed with FERC challenging the independence incentive adders that are included in transmission rates charged by transmission owners operating in the Midcontinent Independent System Operator ("MISO") region, which includes ITCTransmission, METC and ITC Midwest (collectively "ITC's MISO Subsidiaries"). The adder allowed up to 0.50% or 1.00% to be added to the authorized ROE, subject to any ROE cap established by FERC. In October 2018 FERC issued an order reducing the adders to 0.25%, effective April 20, 2018. This equates to a 0.25% decrease in ROE, down from the approximate 0.50% that ITC was earning in rates previously approved by FERC. ITC's MISO Subsidiaries sought rehearing of this order and began reflecting the 0.25% adder in transmission rates in November 2018. Refunds began in the fourth quarter of 2018 and were completed in the first quarter of 2019. The order is not expected to have a material impact on the Corporation's earnings or cash flows.

ROE Complaints
Two third-party complaints requested that the base ROE for MISO transmission owners, including ITC's MISO Subsidiaries, be found to no longer be just or reasonable. The complaints cover two consecutive 15-month periods from November 2013 through February 2015 (the "Initial Refund Period" or "Initial Complaint") and February 2015 through May 2016 (the "Second Refund Period" or "Second Complaint"). FERC orders on the complaints will also set the ROE that will be effective prospectively from the order dates.

In September 2016 FERC ordered that the base ROE for the Initial Refund Period be set at 10.32%, down from 12.38%, with a maximum of 11.35%. The resultant rates apply prospectively from September 2016 until an approved ROE is established for the Second Refund Period. The MISO transmission owners sought rehearing of this order. The total refund for the Initial Complaint as a result of the September 2016 FERC order was $158 million (US$118 million), including interest, and was paid in 2017 (Note 9).

In June 2016 the presiding Administrative Law Judge ("ALJ") issued an initial decision on the Second Complaint, recommending a base ROE of 9.70%, with a maximum of 10.68%. The initial decision of the ALJ is a non-binding recommendation to FERC, and FERC has yet to issue its order on the Second Complaint. In September 2017 certain MISO transmission owners filed a motion for FERC to dismiss the Second Complaint. Pending an order from FERC, an estimated regulatory liability of $206 million (US$151 million) has been recognized (December 31, 2017 - $182 million (US$145 million)) (Note 9).

There is uncertainty regarding the final outcome of the Initial and Second Complaints due in part to a November 2018 FERC order proposing a new methodology for determining a just and reasonable base ROE. If finalized, this proposed methodology will be used to address ITC's outstanding ROE complaints. Briefs are due to be filed in the first half of 2019 on the proposed adoption of the new methodology.

UNS Energy

UNS Energy is regulated by the Arizona Corporation Commission ("ACC") and certain activities are subject to regulation by FERC under the Federal Power Act (United States). UNS Energy uses a historical test year to establish retail electric and gas rates.

Effective February 27, 2017, TEP's rates reflect an allowed ROE of 9.75% on a capital structure of approximately 50% common equity, effective from July 1, 2013, prior to which its allowed ROE was 10.0% on a capital structure of 43.5% common equity. Effective August 1, 2016, UNS Electric's rates reflect an allowed ROE of 9.5% on a capital structure of 52.8% common equity. Effective May 1, 2012, UNS Gas' rates reflect an allowed ROE of 9.75% and a capital structure of 50.8% common equity.
Central Hudson

Central Hudson is regulated by the New York State Public Service Commission ("PSC") and certain activities are subject to regulation by FERC under the Federal Power Act (United States). Central Hudson uses a future test year to establish rates.

Effective July 1, 2018, pursuant to a three-year settlement agreement arising from a 2017 general rate application, Central Hudson's rates reflect an allowed ROE of 8.8% on a capital structure of 48%, 49% and 50% common equity in rate years one, two and three, respectively. Prior thereto, effective from July 1, 2015, Central Hudson's allowed ROE was 9.0% on a capital structure of 48% common equity.

Central Hudson is also subject to an earnings sharing mechanism whereby the Company and its customers share equally earnings between 50 and 100 basis points above the allowed ROE. Earnings beyond this are primarily returned to customers.

FortisBC Energy and FortisBC Electric

FortisBC Energy and FortisBC Electric are regulated by the British Columbia Utilities Commission ("BCUC") pursuant to the Utilities Commission Act (British Columbia), and are subject to multi-year PBR plans for 2014 through 2019 whereby a going-in revenue requirement is first established and used to set initial rates and thereafter a prescribed formula is applied annually to the previous year's rates to establish new rates for the remainder of the multi-year period.

The PBR plans incorporate incentive mechanisms for improving operating and capital expenditure efficiencies. Operation and maintenance expenses and base capital expenditures during the PBR period are subject to an incentive formula reflecting incremental costs for inflation and half of customer growth, less a fixed productivity adjustment factor of 1.1% for FortisBC Energy and 1.03% for FortisBC Electric each year. The approved PBR plans also include a 50/50 sharing of variances from the formula‑driven operation and maintenance expenses and capital expenditures over the PBR period, and a number of service quality measures designed to ensure FortisBC Energy and FortisBC Electric maintain specified service levels.

FortisBC Energy is the benchmark utility in British Columbia, as designated by the BCUC, and effective January 1, 2016, its rates reflect an allowed ROE of 8.75% and a capital structure of 38.5% common equity.

Effective January 1, 2016, FortisBC Electric's rates reflect an allowed ROE of 9.15% and a capital structure of 40% common equity.

FortisAlberta

FortisAlberta is regulated by the Alberta Utilities Commission pursuant to the Electric Utilities Act (Alberta), the Public Utilities Act (Alberta), the Hydro and Electric Energy Act (Alberta) and the Alberta Utilities Commission Act (Alberta). FortisAlberta is subject to multi-year PBR plans for 2013-2017 and 2018-2022 whereby a going-in revenue requirement is first established and used to set initial rates and thereafter a prescribed formula is applied annually to the previous year's rates to establish new rates for the remainder of the multi-year period.

The PBR plans include mechanisms for the recovery or settlement of items determined to flow through directly to customers ("Y factor") and the recovery of costs related to capital expenditures that are not being recovered through the formula ("capital tracker" or "K-bar"). It also includes a Z factor, a PBR re-opener, and an efficiency carry-over mechanism. The Z factor permits an application for recovery of costs, subject to certain thresholds, related to significant unforeseen events. The PBR re-opener permits, subject to certain thresholds, an application to re-open and review the PBR plan to address specific problems with its design or operation. The efficiency carry-over mechanism provides an efficiency incentive by permitting the Company to continue to benefit from any efficiency gains achieved during the PBR term for two years following the end of that term.
Pursuant to generic cost of capital proceedings completed in 2018, FortisAlberta's rates reflect an allowed ROE of 8.5% on a capital structure of 37% common equity for 2018-2020, unchanged from 2017.

Other Electric

Newfoundland Power is regulated by the Newfoundland and Labrador Board of Commissioners of Public Utilities under the Public Utilities Act (Newfoundland and Labrador) and uses a future test year to establish rates. Effective 2016 to 2018, Newfoundland Power's rates reflect an allowed ROE of 8.5% on a capital structure of 45% common equity.

Maritime Electric is regulated by the Island Regulatory and Appeals Commission under the provisions of the Electric Power Act (PEI), the Renewable Energy Act (PEI) and the Electric Power (Electricity Rate-Reduction) Amendment Act (PEI), and uses a future test year to establish rates. Effective March 1, 2016 for a three-year period, Maritime Electric's rates reflect an allowed ROE of 9.35% on a capital structure of 40% common equity.

FortisOntario's three electric utilities are regulated by the Ontario Energy Board under the Electricity Act (Ontario) and the Ontario Energy Board Act (Ontario). Two of FortisOntario's utilities use a future test year to establish rates under five-year PBR plans whereby a going-in revenue requirement is first established and used to set initial rates and thereafter a prescribed formula using inflationary factors less an efficiency target is applied annually to the previous year's rates to establish new rates for the remainder of the five-year period. The allowed ROEs ranged from 8.78% to 9.30% for both 2018 and 2017, on a capital structure of 40% common equity. FortisOntario's remaining utility is subject to a 35-year franchise agreement, expiring in 2033, whereby rates are based on a price cap with commodity cost flow through and with the base revenue requirement adjusted annually for inflation, load growth and customer growth.

Caribbean Utilities operates under licences from the Government of the Cayman Islands. Its exclusive transmission and distribution licence is for an initial period of 20 years, expiring in April 2028, with a provision for automatic renewal. Its non-exclusive generation licence is for a term of 25 years, expiring in November 2039. It is regulated under a rate‑cap adjustment mechanism based on published consumer price indices. The licences detail the role of the Cayman Islands Utility Regulation and Competition Office, which oversees all licences, establishes and enforces licence standards, reviews the rate-cap adjustment mechanism, and annually approves capital expenditures. Its allowed ROA for 2018 was in the range of 7.00% to 9.00% (range of 6.75% to 8.75% for 2017).

FortisTCI operates under two 50-year licences from the Government of the Turks and Caicos Islands, which expire in 2036 and 2037. Rates reflect a historical test year and a targeted allowed ROA of between 15.0% and 17.5% (the "Allowable Operating Profit"). The Allowable Operating Profit is based on a calculated rate base, including interest on the cumulative amount by which actual operating profits fall short of the Allowable Operating Profit (the "Cumulative Shortfall"). The calculated Allowable Operating Profit and Cumulative Shortfall are submitted to the Government annually. The recovery of the Cumulative Shortfall is dependent on future sales volumes and expenses. The achieved ROAs at the utilities have been significantly lower than those allowed as a result of the inability, due to economic and political factors, to increase rates to support significant capital investment in recent years.